Cash and Cash Equivalents and Financial Investments - Cash and cash equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents and financial investments details [abstract]
Cash and bank deposits In local currency	R$ 285,306	R$ 182,237
In foreign currency	119,775	102,755
Fixed-income securities	2,241,852	1,780,939
Fixed-income securities	14,561	49,448
Total cash and cash equivalents	R$ 2,661,494	R$ 2,115,379	R$ 3,938,951	R$ 5,002,004